Changes in the Group	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Changes in the Group	27 Changes in the Group
The Group acquired certain businesses and other assets as noted below. The financial impact of these transactions to the Group were immaterial individually and in aggregate. Except as noted, there were no material differences between the fair value and book values of net assets acquired in business combinations.
(a) Acquisitions
Intellectual Property acquired from Charlie’s Holdings Inc.
In August 2025, the Group acquired certain intellectual property rights associated with PMTA applications for certain vapour products and related recipes, formulas, and product specifications relating to synthetic nicotine e-liquids from Charlie’s Holdings Inc. The total consideration for this transaction was
US$7.5 million (£6 million) payable on closing, and up to US$4.2 million (£3 million) in contingent consideration relating to post-acquisition earnouts.
Beni Oral Nicotine LLC
On 15 July 2024, the Group acquired Beni Oral Nicotine LLC, a U.S. company owning rights to a portfolio of tobacco-free oral use synthetic nicotine pouches, for upfront consideration of US$30 million (£23 million), and deferred payments of contingent consideration of up to US$200 million
(£160 million) deferred for 5 years, subject to the achievement of certain milestones. The transaction has been accounted for as an asset acquisition, rather than as a business combination, as the intellectual property acquired does not represent an integrated set of activities required by IFRS for business combination accounting. Consequently, the best estimate of consideration payable has been allocated to the acquired assets by relative fair value.
(b) Associated undertakings
(i) ITC Limited
On 28 May 2025, the Group announced the divestment of 10% of its equity stake in ITC Limited (the equivalent of 2.5% of ITC's ordinary shares) to institutional investors by way of an accelerated bookbuild process (Block Trade). The Block Trade sale generated net proceeds after transaction costs and taxes of INR121.0 billion (£1.0 billion) which were then repatriated to the UK in a series of foreign exchange transactions in the days following the sale. The transaction was subject to applicable tax laws in India and the UK, and proceeds were remitted net of withheld Indian Capital Gains Tax of INR7.3 billion
(£63 million). Following completion of the transaction, BAT has remained a significant shareholder of ITC, with a 22.91% shareholding, and has continued
to account for ITC as an associated undertaking using the equity method of accounting.
On 13 March 2024, the Group announced the divestment of 12% of its equity stake in ITC Limited (the equivalent of 3.5% of ITC's ordinary shares at the time) by way of a Block Trade sale which generated net proceeds of INR166.9 billion (£1.6 billion). The proceeds were remitted net of withheld Indian
Capital Gains Tax of INR5.7 billion (£54 million).
On 24 July 2023, ITC announced a proposed demerger of its ‘Hotels Business’ under a scheme of arrangement by which 60% of the newly incorporated entity would be held directly by ITC's shareholders proportionate to their shareholding in ITC. In January 2025, ITC Hotels Limited was listed and commenced trading on the National Stock Exchange of India (NSE) and Bombay Stock Exchange (BSE). The Group’s direct stake in ITC Hotels Limited at the time of the demerger was 15% and the investment was recognised as an investment held at fair value through other comprehensive income. In December
2025, around 59% of the Group’s investment in ITC Hotels was sold to investors by way of an accelerated bookbuild process. Net proceeds from the sale amounted to £318 million. Following completion of the sale, the Group retains a c.6.3% holding in ITC Hotels.
During 2025, ITC made several acquisitions including Ample Foods (Prasuma and Meatigo), M/s. Sresta Natural Bioproducts (24 Mantra Organic Foods),
Mother Sparsh (premium ayurvedic and natural baby care) and Century Pulp & Paper. These acquisitions did not materially impact the Group’s investment in ITC.
(ii) Organigram Global Inc
On 11 March 2021, the Group announced a strategic collaboration agreement with Organigram Inc., a wholly owned subsidiary of publicly traded
Organigram Global Inc. (collectively, Organigram). Under the terms of the transaction, a Group subsidiary acquired a 19.9% equity stake in Organigram to become the largest shareholder, with the ability to appoint two directors and representation on its investment committee. The Group accounts for the investment as an associate.
In 2023, the Group announced the signing of an agreement for a further investment of CAD$125 million (£74 million) in Organigram, subject to customary conditions, including necessary approvals by the shareholders of Organigram, which was given on 18 January 2024. On 24 January 2024, BAT made the first tranche investment of CAD$42 million (£24 million) acquiring a further 12,893,175 common shares of Organigram at a price of CAD$3.22 per share. On 30
August 2024, BAT made the second tranche investment of CAD$42 million (£24 million) acquiring a further 4,429,740 common shares and 8,463,435 preferred shares of Organigram at a price of CAD$3.22 per share.
On 6 December 2024, Organigram announced the 100% acquisition of Motif Labs Ltd. and the consideration included CAD$40 million of Organigram common shares. As a result, the Group's interest in Organigram reduced to c.30.6%.
On 28 February 2025, the Group made the third and final tranche investment in Organigram for CAD$42 million (£23 million), subscribing for 7,562,447 common shares and 5,330,728 preferred shares at the same price as the previous two tranches. Under the terms of the agreement, the Group’s voting rights are restricted to 30%.
(iii) Other investments
Since 2021, the Group has invested in Awake Corporation, a Canadian Chocolate company in the Wellbeing & Stimulation sector, and has participated in several funding rounds since making its initial investment, previously accounting for the interest as an investment at fair value through Other Comprehensive
Income. In June 2025, the Group participated in another funding round, increasing the Group’s stake. The Group now accounts for the investment as an associate and currently owns 41.6%.
In April 2023, the Group announced a strategic joint venture agreement between a Group subsidiary, AJNA BioSciences PBC, and Charlotte’s Web. Under the terms of the transaction, a Group subsidiary acquired a 19.9% stake in the new entity, DeFloria, Inc, at a cost of £8 million (US$10 million). During
2024, the Group made a further investment of £4 million in the form of a convertible loan note.
In 2022, the Group made an investment in Steady State LLC (trading as Open Book Extracts) for £4 million, followed by a second investment of £4 million in May 2023. The Group accounts for the investment as an associate. A further investment of £8 million was made in October 2023 by way of a convertible loan note, which is currently accounted for as an investment at fair value through profit and loss.
(c) Non-controlling interests
During 2025, the Group acquired a further 2.60% in JSC JV “UZBAT A.O.” at a cost of £16 million. In addition, the Group acquired 5% of British
American Tobacco Mozambique Limitada for £3 million.
During 2023, the Group acquired a further 1.31% in Hrvatski Duhani d.d., at a cost of less than £1 million, following the acquisitions in 2022 (3.3% at a cost of £1 million).
(d) Assets held for sale and business disposals
(i) Brascuba Cigarrillos S.A.
On 19 December 2025, the Group entered into an agreement to sell its 50% shareholding in Brascuba Cigarrillos S.A. (Brascuba) to Tabagest S.A.
(Tabagest), a company incorporated in the Republic of Cuba and an existing investor in Brascuba. As part of the agreement, outstanding trading balances between Brascuba and the Group’s Brazilian subsidiaries at the completion date will also be sold and assigned to Tabagest.
Completion of the business disposal and sale and assignment of trading balances is conditional on receipt of formal government approval and there being no regulatory, compliance or other impediments to completion. Consideration for the shares in Brascuba held by the Group, which represents a 50%
shareholding, will be US$25 million (£19 million) and in addition, US$35 million (£26 million) is expected to be received for the sale and assignment of the intercompany balances referred to above, with both amounts settled in Euros.
Upon completion, the Group will no longer have a presence in Cuba. As a result of a sale of its shares, the Group will have neither voting rights nor the ability or means to direct day-to-day activities, appoint management, or make business decisions, and will not have any exposure to future returns from the business. Consequently, management have classified the entirety of the assets and liabilities of the Cuban business, excluding intercompany balances, as a disposal group as at 31 December 2025 in accordance with IFRS 5.
At 31 December 2025, £12 million of property, plant and equipment and other non-current assets, £23 million of trade and other receivables, £208 million of cash and cash equivalents and £13 million of other current assets principally relating to inventories, have been classified as held-for-sale and presented as such on the balance sheet at an estimated fair value less costs to sell. In addition, £6 million of trade creditors and other liabilities have been classified as held-
for-sale at 31 December 2025. Impairment charges of £231 million and associated costs of £4 million have been recognised in the Income Statement as adjusting items.
An estimated charge of £9 million in respect of foreign exchange previously recognised in other comprehensive income will be reclassified to the income statement on completion of the transaction. In addition, an estimated loss of £58 million will be recognised on the sale and assignment of intercompany balances on completion.
The following is a reconciliation between the total assets available for sale and their estimated recoverable value (fair value less costs to sell):

31 December 2025 £m
Total assets held-for-sale	256
Impairment of non-current assets held-for-sale - Brascuba	(12)
244
Excess impairment beyond non-current assets held-for-sale - Brascuba	(219)
25
(ii) BAT Russia and BAT Belarus
On 11 March 2022, the Group announced the intention to transfer its Russian business in full compliance with international and local laws. At that time, the
Group had two subsidiaries in Russia (BAT Russia), being JSC British American Tobacco-SPb and JSC International Tobacco Marketing Services. In
September 2023, the Group formally entered into an agreement to sell the Group's Russian and Belarusian businesses to a consortium led by then members of
BAT Russia’s management team, in compliance with local and international laws. As previously announced, due to operational dependencies between BAT
Russia and the Group’s subsidiary in Belarus (International Tobacco Marketing Services BY) (BAT Belarus), the Belarusian business was included in the sale. The transaction was completed on 13 September 2023 and, since completion, the buyer consortium has wholly owned both businesses. These businesses are now known as the ITMS Group.
In accordance with IFRS, the assets and liabilities of the subsidiaries comprising BAT Russia and BAT Belarus were classified as held-for-sale as of 31
December 2022 and presented as such on the balance sheet at an estimated recoverable value. Impairment charges of £554 million and associated costs of
£58 million were recognised in 2022 as adjusting items. Upon completion, the businesses were deconsolidated from the Group's balance sheet. Proceeds of
£425 million were received in 2023, resulting in a partial reversal of £195 million of the previously recognised impairment. In addition to this, £554 million of foreign exchange previously recognised in the statement of other comprehensive income was reclassified to the income statement upon completion of the transaction. This resulted in a net charge to the income statement of £353 million which included disposal-related costs of £3 million and £9 million of foreign exchange gains on proceeds received. Management concluded that the disposal of the Russian and Belarusian businesses did not qualify to be presented as discontinued operations.
As part of the disposal agreements, the Group held call options to reacquire the ITMS Group entities which expired on the second anniversary of the completion of the transaction. No value was ascribed to these options as they could not be sold or transferred outside the BAT Group, and sanctions and counter sanctions would have restricted the ability of the Group to exercise these options. In addition, no value has been ascribed to the options the Group holds to reacquire certain trademarks and brands utilised by the ITMS businesses which only expire after 100 years. The likelihood of exercise of these options within the foreseeable future is remote, and assuming the higher returns that any market participant would require given the perceived risk of investing in Russia going forwards, and a consequent high discount rate, any value associated with exercising the options would be immaterial.
(iii) KBio Holdings Limited
With effect from 30 April 2025, the Group ceased operations at KBio Holdings Limited (a UK company) and its U.S. Subsidiary KBio Inc (collectively
KBio) and exited the Biotech space. Subsequently, on 3 November 2025, the Group accepted an offer of c.£4 million for KBio from the former CEO of
KBio, Barry Bratcher, working with a co-investor.
(iv) FE 'Samfruit' JSC
On 18 December 2025, the Group completed the sale of an associate in Uzbekistan, FE “Samfruit” JSC, by transfer of its 45.4% interest to the majority shareholder in return for nominal consideration.